Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Roll Forward of the Liability Balance	A roll forward of the liability balance for the six months ended June 30, 2025 and 2024 are as follows:
	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Obligation recognized in balance sheet:

Beginning of the six months	$69,094	$90,886
Benefits paid	(5,822)	(6,880)
Expenses charged to profit or loss	15,507	1,006
Currency translation differences	(71)	(292)
End of the six months	$78,708	$84,721
	Six months ending	Six months ending
	June 30, 2025	June 30, 2024
Obligation recognized in balance sheet:

Beginning of the six months	$72,768	$84,647
Benefits paid	(3,517)	(1,518)
Expenses charged to profit or loss	8,368	516
Currency translation differences	(69)	(271)
End of the six months	$77,550	$83,374